Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2022
Summary of Significant Accounting Policies
Schedule of cash, cash equivalents and restricted cash

	As of
	December 31,	September 30,
	2021	2022
Cash and cash equivalents	27,854,224	37,472,617
Restricted cash	2,638,840	3,097,127
Total cash, cash equivalents and restricted cash	30,493,064	40,569,744

Schedule of estimated useful lives of property, plant and equipment

Useful Lives
Buildings	20 years
Buildings improvements	5 to 10 years
Production machineries and facilities	3 to 10 years
Equipment	3 to 5 years
Motor vehicles	2 to 4 years
Mold and tooling	Unit-of-production
Leasehold improvements	Shorter of the estimated useful life or lease term

Schedule of accrued warranty activity

	For the Nine Months Ended
	September 30, 2021	September 30, 2022
Accrued warranty at beginning of the period	233,366	842,345
Warranty cost incurred	(15,069)	(35,128)
Provision for warranty	385,730	482,742
Accrued warranty at end of the period	604,027	1,289,959
Including: Accrued warranty, current	111,645	152,648
Accrued warranty, non-current	492,382	1,137,311

Schedule of accounts notes loans and financing receivable

	For the Nine Months Ended
	September 30, 2021	September 30, 2022
Balance as of the beginning of the period	1,955	6,416
Provisions	4,038	20,954
Reversal	(472)	(5,581)
Balance as of the end of the period	5,521	21,789